Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 10	SFr 10	SFr 37
Proceeds from transfer of assets	7,757	5,861	6,604
Cash received on interests that continue to be held	162	41	28
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	2	(1)	0
Proceeds from transfer of assets	21,566	22,536	14,817
Purchases of previously transferred financial assets or their underlying collateral	(1)	0	(2)
Servicing fees	2	3	3
Cash received on interests that continue to be held	312	576	368
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	101	77	31
Proceeds from transfer of assets	11,702	6,422	7,664
Purchases of previously transferred financial assets or their underlying collateral	(763)	(318)	(380)
Servicing fees	151	142	135
Cash received on interests that continue to be held	SFr 6	SFr 3	SFr 4